Goodwill And Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 4,536,000	$ 4,536,000	$ 4,536,000
Identifiable intangible asset	$ 149,000
Weighted average remaining amortization period of intangible asset	5 years 2 months 12 days
Branches [Member]
Business Acquisition [Line Items]
Goodwill acquired	$ 3,800,000
Fitzgibbons Agency [Member]
Business Acquisition [Line Items]
Goodwill acquired	$ 696,000